Organization and Business Operations - Liquidity and Going Concern (Details) - USD ($)		5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 22, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating bank account		$ 5,401,000	$ 9,798,000		$ 5,401,000	$ 3,852,000
Net change in cash			(10,781,000)	$ 36,878,000	29,693,000	$ 102,797,000	$ 185,450,000
Seaport Global Acquisition Corp
Operating bank account			61,743
Working capital			(291,142)
Net change in cash		(371,042)	886,841
Net change in cash, per month			(98,538)
Working Capital Loans | Seaport Global Acquisition Corp
Maximum loans converted into warrants		$ 1,500,000			$ 1,500,000
Related Party Loans | Working Capital Loans | Seaport Global Acquisition Corp
Maximum loans converted into warrants	$ 90,700,000		$ 1,500,000
Price per warrant	$ 12		$ 1.00